FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

6.   FAIR VALUE MEASUREMENT

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest‑level input that is significant to the fair value measurement as a whole:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 - Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

For items that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing their classification at the end of each reporting period.

During the year ended December 31, 2018, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The Company’s financial assets and liabilities include cash and cash equivalents, short‑term investments, trade receivables, equity securities, accounts payable and accrued liabilities, long‑term debt and derivative financial instruments.

The fair values of cash and cash equivalents, short‑term investments and accounts payable and accrued liabilities approximate their carrying values due to their short‑term nature.

Long-term debt is recorded on the consolidated balance sheets at December 31, 2018 at amortized cost. The fair value of long‑term debt is determined by applying a discount rate, reflecting the credit spread based on the Company’s credit rating to future related cash flows which is categorized within Level 2 of the fair value hierarchy. As at December 31, 2018, the Company’s long‑term debt had a fair value of $1,762.2 million (2017 - $1,499.4 million).

The following table sets out the Company's financial assets measured at fair value on a recurring basis as at December 31, 2018 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$10,055	$—	$10,055
Equity securities	61,245	15,287	—	76,532
Fair value of derivative financial instruments	—	180	—	180
Total financial assets	$61,245	$25,522	$—	$86,767
Financial liabilities:
Fair value of derivative financial instruments	$—	$8,325	$—	$8,325
Total financial liabilities	$—	$8,325	$—	$8,325

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2017 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$12,000	$—	$12,000
Equity securities	110,664	12,111	—	122,775
Fair value of derivative financial instruments	—	17,240	—	17,240
Total financial assets	$110,664	$41,351	$—	$152,015

Valuation Techniques

Trade Receivables

Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

Equity Securities

Equity securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy). Equity securities representing shares of non‑publicly traded entities are recorded at fair value using external broker‑dealer quotations corroborated by option pricing models (classified within Level 2 of the fair value hierarchy).

Derivative Financial Instruments

Derivative financial instruments classified within Level 2 of the fair value hierarchy are recorded at fair value using external broker‑dealer quotations corroborated by option pricing models or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market‑corroborated inputs.